Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Purchase of cloud service from Tencent Group	$ 1,305	$ 262
Due to Tencent Group	$ 10	$ 306
Other Liability, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other Liability, Related Party, Name [Extensible Enumeration]	tuya:TencentGroupMember	tuya:TencentGroupMember
Prepaid service fee to Tencent Group		$ 97
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other Receivable, after Allowance for Credit Loss, Related Party, Name [Extensible Enumeration]	tuya:TencentGroupMember	tuya:TencentGroupMember